CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Consolidated net income	$ 127.5	$ 43.8	$ 3.0
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Unrealized loss (gain) from derivative contracts		0.9	(0.9)
Depreciation, amortization and impairment	94.1	83.3	37.4
Loss from disposal of subsidiaries		1.3
Gain from sale of manufacturing facility to a related party	(3.0)
Share of losses of equity method investments	0.9	0.6
Stock compensation expenses	0.6	0.7
Write-down of inventories	0.9	10.2	6.6
Reversal of litigation accruals		(48.5)
Reversal of unrecognized tax benefit	(17.9)	0.0	0.0
Provision for doubtful collection of accounts receivable	3.3	4.3	0.3
Deferred tax expense (benefit)	(6.6)	4.6	1.4
Non-cash interest expense on amortization of long-term debt and litigation accruals	8.4	9.8	7.7
Non-cash income from reversal of personnel provisions and R&D subsidies			(2.5)
Cash paid to purchase silver accounts			(2.7)
Unrealized foreign currency exchange loss	35.3	37.0
Changes in operating assets and liabilities:
Restricted cash	50.1	(67.0)	4.2
Accounts receivable	(72.4)	(196.4)	(37.1)
Notes receivable	(6.3)	(0.7)
Inventories	15.5	(74.0)	(46.1)
Advance to suppliers and long-term prepayments	(28.0)	10.1
Other current assets	12.1	(11.2)	(13.2)
Other non-current assets	0.4	(2.5)
Amount due from related parties	172.4	(44.8)
Accounts payable	47.1	42.2	(26.5)
Notes payable	(9.8)	26.8
Accrued warranty costs	4.9	9.0	(1.5)
Accrued expenses and other liabilities	37.3	22.1	(11.7)
Amount due to related parties	10.7	(14.4)
Customer deposits	43.1	1.9
Deferred revenue	(383.2)	402.1
Net cash (used in) provided by operating activities	137.4	250.6	(81.6)
Cash flows from investing activities:
Net cash received from an acquisition		70.2
Net cash received from asset acquisitions		9.1
Acquisition of fixed assets and intangible assets	(174.9)	(200.0)	(45.6)
Change in restricted cash	5.3	4.4
Proceeds from disposal of fixed assets and intangible assets	46.9	0.4
Issuance of loans to related parties	(101.1)	(66.1)	(19.5)
Repayment of loans by related parties	150.9	25.0
Purchase of long-term investments	(6.6)	(16.9)
Proceeds received from sale of manufacturing facility to related party	58.5	0.0
Net cash received from disposal of subsidiaries		2.1
Net cash used in investing activities	(21.0)	(171.8)	(65.1)
Cash flows from financing activities:
Proceeds from borrowings	634.2	655.8	69.3
Principal payments on borrowings	(484.6)	(684.6)	(6.4)
Principal payments on Government Loan		(0.8)	(0.9)
Proceeds from related party borrowings		35.8
Repayment of related party borrowings	(32.4)	(13.0)
Proceed from issuance of long-term notes	100.0
Repayment of long-term notes	(100.0)
Principal payments on capital lease obligations		(6.6)	(5.6)
Arrangement fee for short-term bank borrowings		(2.1)
Arrangement fee and other related costs for long-term notes		(1.0)
Net cash provided by (used in) financing activities	117.2	(16.5)	56.4
Net (decrease) increase in cash and cash equivalents	233.6	62.3	(90.3)
Effect of exchange rate changes on cash and cash equivalents	(43.6)	(19.0)	(10.7)
Cash and cash equivalents at the beginning of year	200.0	156.7	257.7
Cash and cash equivalents at the end of year	390.0	200.0	156.7
Supplemental disclosure of cash flow information:
Interest paid	54.5	50.6	10.4
Income tax paid	3.9
Realized gain from derivative contracts	24.4	10.5
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in accounts payable, accrued expenses and other liabilities		$ 28.0